MINERAL PROPERTIES, PLANT AND EQUIPMENT - Mineral Properties (Details)		12 Months Ended
	Jul. 08, 2019 CAD ($) shares	Dec. 31, 2020 USD ($) $ / oz shares	Dec. 31, 2020 CAD ($) $ / oz shares	Dec. 31, 2006 CAD ($)
Disclosure of mineral properties [Line Items]
Cash held in trust				$ 10,000,000
Discount rate of recoverable amount for assets or cash generating units		8.00%	8.00%
Percentage Of Mineral Property Ownership Acquisition	100.00%	51.00%	51.00%
Percentage of ownership interest in property offerred	100.00%
McQuesten [Member] | Banyan Gold corp [Member]
Disclosure of mineral properties [Line Items]
Smelter Return Royalty Percentage	6.00%
Expense arising from exploration for and evaluation of mineral resources			$ 2,973,000
Consideration receivable in the form of shares | shares	1,600,000	1,600,000	1,600,000
Total consideration receivable in cash or shares	$ 2,600,000
Value of treasury stock investment	$ 7,000,000
McQuesten [Member] | Banyan Gold corp [Member] | Silver [Member]
Disclosure of mineral properties [Line Items]
Smelter Return Royalty Percentage	3.00%
McQuesten [Member] | Banyan Gold corp [Member] | IFRS Gold [Member]
Disclosure of mineral properties [Line Items]
Smelter Return Royalty Percentage	1.00%
Keno Hill Properties [Member] | Silver [Member]
Disclosure of mineral properties [Line Items]
Percentage of decrease in silver prices		5.00%	5.00%
Percentage of increase in discount rate		1.00%	1.00%
Decrease in recoverable amount due to decrease in silver prices			$ 12,909,000
Decrease in recoverable amount due to increase in discount rate			$ 6,111,000
Maximum
Disclosure of mineral properties [Line Items]
Recoverable amount of asset or cash-generating unit per ounce | $ / oz		18.76	18.76
Maximum | Other Keno Hill Properties [Member]
Disclosure of mineral properties [Line Items]
Royalty Expense		$ 4,000,000
Income arising from exploration for and evaluation of mineral resources		$ 6,200,000
Minimum
Disclosure of mineral properties [Line Items]
Recoverable amount of asset or cash-generating unit per ounce | $ / oz		17.33	17.33
Minimum | McQuesten [Member] | Banyan Gold corp [Member]
Disclosure of mineral properties [Line Items]
Expense arising from exploration for and evaluation of mineral resources	$ 2,600,000
Ukhm Mineral Rights [Member]
Disclosure of mineral properties [Line Items]
Smelter Return Royalty Percentage		1.50%	1.50%
Royalty Expenses Paid		$ 40,000
Ukhm Mineral Rights [Member] | Maximum
Disclosure of mineral properties [Line Items]
Royalty Expense		$ 4,000,000
Non-Ukhm Mineral Rights [Member] | McQuesten [Member]
Disclosure of mineral properties [Line Items]
Smelter Return Royalty Percentage		2.00%	2.00%
Non-Ukhm Mineral Rights [Member] | Maximum
Disclosure of mineral properties [Line Items]
Smelter Return Royalty Percentage		2.00%	2.00%
Non-Ukhm Mineral Rights [Member] | Maximum | Other Keno Hill Properties [Member]
Disclosure of mineral properties [Line Items]
Smelter Return Royalty Percentage		1.50%	1.50%
Non-Ukhm Mineral Rights [Member] | Minimum
Disclosure of mineral properties [Line Items]
Smelter Return Royalty Percentage		0.50%	0.50%
Non-Ukhm Mineral Rights [Member] | Minimum | Other Keno Hill Properties [Member]
Disclosure of mineral properties [Line Items]
Smelter Return Royalty Percentage		1.00%	1.00%